NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses
Interest expense on borrowings	R$ (3,636,730)	R$ (3,648,330)	R$ (3,188,654)
Early settlement premium expenses			(260,289)
Amortization Of Debt Issuance Cost	(67,353)	(69,881)	(107,239)
Financial Expenses, Interest Expense on Lease Liabilities	(441,596)	(433,613)	(560,619)
Amortization of fair value adjustment		(18,887)	(5,543)
Finance Cost, Before Exchange Differences on Translation	(4,659,162)	(4,590,370)	(4,221,301)
Other finance cost	(513,483)	(419,659)	(98,957)
Financial income
Cash and cash equivalents and marketable securities	1,668,408	818,780	205,574
Amortization of fair value adjustment on business combination			9,110
Other	157,241	148,230	57,872
Financial income	1,825,649	967,010	272,556
Results from derivative financial instruments
Income	10,149,730	11,969,288	5,582,352
Losses on change in fair value of derivatives	(4,623,016)	(5,207,721)	(7,180,014)
Results from derivative financial instruments	5,526,714	6,761,567	(1,597,662)
Monetary and exchange rate variations, net
Exchange rate variation on loans, financing and debentures	4,185,675	3,949,020	(4,847,320)
Leases	180,112	186,241	(194,415)
Other assets and liabilities	(1,278,060)	(840,668)	1,240,908
Monetary and exchange rate variations, net	3,087,727	3,294,593	(3,800,827)
Finance income (cost)	5,780,928	6,432,800	R$ (9,347,234)
Capitalized loan costs	1,160,364	359,407
Transaction costs for loans and financing	19	232
Reclassification to biological assets	R$ 223,055	R$ 178,429